share-based compensation - TELUS International (Cda) Inc. restricted stock units (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2018 CAD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2017 CAD ($) EquityInstruments	Dec. 31, 2016 CAD ($) EquityInstruments
TELUS International (Cda) Inc. Restricted Stock Units US Dollar Denominated
Number of restricted stock units - Non-vested
Outstanding, beginning of period	374,786	374,786	163,785	163,785
Issued - initial award	197,495	197,495	213,768	213,768
Vested			(208)	(208)
Forfeited and cancelled	(10,569)	(10,569)
Outstanding, end of period	561,712	561,712	374,786	374,786	163,785
Number of restricted stock units - vested
Vested			208	208
Exercised			(208)	(208)
Forfeited and cancelled			(2,559)	(2,559)
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested	$ 24.45	$ 24.45		$ 21.90
Issued - initial award	28.07			26.40
Vested | $				24.10
Exercised | $				24.10
Forfeited and cancelled	26.28			24.10
Outstanding, end of period, non-vested	$ 25.68		$ 24.45	$ 24.45	$ 21.90
TELUS International (Cda) Inc. Restricted Stock Units Canadian Dollar Denominated
Number of restricted stock units - Non-vested
Vested					32,299
Number of restricted stock units - vested
Outstanding, beginning of period	32,299	32,299
Vested					(32,299)
Outstanding, end of period	32,299	32,299	32,299	32,299
Weighted average grant-date fair value
Outstanding, beginning of period, vested | $		$ 21.36		$ 21.36
Outstanding, end of period, vested | $		$ 21.36		$ 21.36	$ 21.36
Maximum | TELUS International (Cda) Inc. restricted stock units
share-based compensation
Variable payout (as a percent)	150.00%	150.00%
Minimum | TELUS International (Cda) Inc. restricted stock units
share-based compensation
Variable payout (as a percent)	0.00%	0.00%